Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.7%
Communication Services - 3.7%
89,324	Alphabet, Inc. - Class A*	130,913,254
Consumer Discretionary - 15.6%
54,371	Amazon.com, Inc.*	171,199,599
575,560	Etsy, Inc.*	70,005,363
354,968	Home Depot, Inc.	98,578,163
744,888	NIKE, Inc.	93,513,239
757,316	Starbucks Corp.	65,068,591
1,020,629	TJX Companies, Inc.	56,798,004
		555,162,959
Health Care - 24.2%
201,174	Bio-Rad Laboratories, Inc.*	103,697,150
810,134	Danaher Corp.	174,446,154
765,860	Edwards Lifesciences Corp.*	61,130,945
292,052	IDEXX Laboratories, Inc.*	114,808,562
342,540	Thermo Fisher Scientific, Inc.	151,238,261
442,739	UnitedHealth Group, Inc.	138,032,738
442,739	West Pharmaceutical Services, Inc.	121,708,951
		865,062,761
Industrials - 8.3%
1,203,938	Fortive Corp.	91,752,115
398,465	Nordson Corp.	76,433,556
688,963	Verisk Analytics, Inc.	127,671,734
		295,857,405
Information Technology - 38.4%
257,876	Accenture PLC	58,277,397
257,099	Adobe, Inc.*	126,089,063
817,901	Analog Devices, Inc.	95,481,763
427,204	Autodesk, Inc.*	98,688,396
2,092,523	Dynatrace, Inc.*	85,835,293
425,650	Intuit, Inc.	138,851,287
2,811,002	Marvell Technology Group, Ltd.	111,596,779
835,766	Microsoft Corp.	175,786,663
366,619	Monolithic Power Systems, Inc.	102,510,339
226,806	ServiceNow, Inc.*	110,000,910
233,020	Square, Inc.*	37,877,401
239,234	Tyler Technologies, Inc.*	83,387,403
737,898	Visa, Inc.	147,557,463
		1,371,940,157
Materials - 4.5%
967,811	Ball Corp.	80,444,450
404,679	Ecolab, Inc.	80,871,052
		161,315,502
Total Common Stocks (Cost $2,251,497,815)		3,380,252,038

Real Estate Investment Trusts - 4.1%
598,862	American Tower Corp.	144,762,911
Total Real Estate Investment Trusts (Cost $110,879,450)		144,762,911

Short-Term Investments - 2.0%
Money Market Funds - 2.0%
70,991,848	First American Government Obligations Fund - Class Z, 0.05%#	70,991,848
Total Short-Term Investments (Cost $70,991,848)		70,991,848
Total Investments - 100.8% (Cost $2,433,369,113)		3,596,006,797
Liabilities in Excess of Other Assets - (0.8)%		(28,528,344)
NET ASSETS - 100.0%		$3,567,478,453

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.